Fair Value - Summary of Fair Value and Unpaid Principal Balance ("UPB") of Financial Assets and Liabilities With Elected Fair Value Option (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Estimated Fair Value
Fair Value, Option, Quantitative Disclosures [Line Items]
Estimated Fair Value	$ 11,114,100	$ 10,556,054
Estimated Fair Value | Loans held for investment | Reverse mortgage loans
Fair Value, Option, Quantitative Disclosures [Line Items]
Estimated Fair Value	771,724	940,604
Estimated Fair Value | Loans held for investment | Commercial mortgage loans
Fair Value, Option, Quantitative Disclosures [Line Items]
Estimated Fair Value	136,274	90,724
Estimated Fair Value | Loans held for sale | Commercial mortgage loans
Fair Value, Option, Quantitative Disclosures [Line Items]
Estimated Fair Value	161,861	149,426
Estimated Fair Value | Loans held for sale | Residential mortgage loans
Fair Value, Option, Quantitative Disclosures [Line Items]
Estimated Fair Value	12,123	8,730
Estimated Fair Value | HMBS related obligations
Fair Value, Option, Quantitative Disclosures [Line Items]
Estimated Fair Value	10,996,755	10,422,358
Estimated Fair Value | Nonrecourse debt in consolidated VIE trusts
Fair Value, Option, Quantitative Disclosures [Line Items]
Estimated Fair Value	7,175,857	5,857,069
Estimated Fair Value | Nonrecourse MSR financing liability
Fair Value, Option, Quantitative Disclosures [Line Items]
Estimated Fair Value	60,562	142,435
Estimated Fair Value | Nonrecourse commercial loan financing liability
Fair Value, Option, Quantitative Disclosures [Line Items]
Estimated Fair Value	106,758	111,738
Estimated Fair Value | Reverse mortgage loans
Fair Value, Option, Quantitative Disclosures [Line Items]
Estimated Fair Value	9,356
Estimated Fair Value | Reverse mortgage loans | Loans held for investment, subject to nonrecourse debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Estimated Fair Value	7,065,477	5,823,301
Estimated Fair Value | Commercial mortgage loans | Loans held for investment, subject to nonrecourse debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Estimated Fair Value	389,161	394,893
Unpaid Principal Balance
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid Principal Balance	10,719,000	9,849,835
Unpaid Principal Balance | Loans held for investment | Reverse mortgage loans
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid Principal Balance	724,800	815,426
Unpaid Principal Balance | Loans held for investment | Commercial mortgage loans
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid Principal Balance	143,373	89,267
Unpaid Principal Balance | Loans held for sale | Commercial mortgage loans
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid Principal Balance	173,112	145,463
Unpaid Principal Balance | Loans held for sale | Residential mortgage loans
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid Principal Balance	15,529	9,709
Unpaid Principal Balance | HMBS related obligations
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid Principal Balance	10,719,000	9,849,835
Unpaid Principal Balance | Nonrecourse debt in consolidated VIE trusts
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid Principal Balance	7,819,992	5,709,946
Unpaid Principal Balance | Nonrecourse MSR financing liability
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid Principal Balance	60,562	142,435
Unpaid Principal Balance | Nonrecourse commercial loan financing liability
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid Principal Balance	105,291	107,744
Unpaid Principal Balance | Reverse mortgage loans
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid Principal Balance	9,356
Unpaid Principal Balance | Reverse mortgage loans | Loans held for investment, subject to nonrecourse debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid Principal Balance	7,240,125	5,165,479
Unpaid Principal Balance | Commercial mortgage loans | Loans held for investment, subject to nonrecourse debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid Principal Balance	$ 405,970	$ 388,788